Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net
Schedule of property and equipment, net

	December 31,
	2021	2020
Computers and telecom equipment	$40	$217
Lab equipment	568	487
Purchased software	—	59
Furniture and fixtures	37	37
Leasehold improvements	491	95
Leased equipment	21,100	10,124
Internal-use software	1,029	—
Sales demo equipment	1,938	824
	25,203	11,843
Less: Accumulated depreciation and amortization	(3,611)	(2,527)
	$21,592	$9,316

Schedule of leased equipment and the related accumulated depreciation

	December 31,
	2021	2020
Leased equipment	$21,100	$10,124
Accumulated depreciation	(2,761)	(1,385)
Leased equipment, net	$18,339	$8,739